Postemployment benefit plans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	$ 12,530	$ 12,395	$ 10,981	$ 9,997
Caterpillar Inc. common stock	0	495	597
Percentage of Caterpillar common stock to total plan assets		4.00%	5.00%
U.S. Pension Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,875	4,466	4,561
U.S. Pension Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,304	3,058	2,693
U.S. Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4,010	2,157	1,513
U.S. Pension Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	552	347	241
U.S. Pension Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	528	774	702
U.S. Pension Benefits | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	754	905	795
U.S. Pension Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	64	52	36
U.S. Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	9	8	8
U.S. Pension Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	434	628	432
U.S. Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	6,041	7,417	7,164
U.S. Pension Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,713	4,337	4,460
U.S. Pension Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,291	3,058	2,691
U.S. Pension Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	37	22	13
U.S. Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	6,289	4,787	3,666
U.S. Pension Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1	0	3
U.S. Pension Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	12	0	2
U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3,985	2,123	1,490
U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	552	327	231
U.S. Pension Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	528	774	694
U.S. Pension Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	752	905	794
U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	62	52	33
U.S. Pension Benefits | Level 2 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
U.S. Pension Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	397	606	419
U.S. Pension Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	200	191	151
U.S. Pension Benefits | Level 3 | Equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	162	129	98	77
U.S. Pension Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	161	129	98
U.S. Pension Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1	0	0
U.S. Pension Benefits | Level 3 | Fixed income securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	29	54	45	51
U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	25	34	23
U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	20	10
U.S. Pension Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	8
U.S. Pension Benefits | Level 3 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	0	1
U.S. Pension Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	0	3
U.S. Pension Benefits | Level 3 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	9	8	8	8
U.S. Pension Benefits | Level 3 | Other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0	0
U.S. Pension Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	4,100	3,949	3,426	2,818
Caterpillar Inc. common stock	0	0	1
Non-U.S. Pension Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	552	608	438
Non-U.S. Pension Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,044	1,182	1,156
Non-U.S. Pension Benefits | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	270	289	271
Non-U.S. Pension Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	90	93	40
Non-U.S. Pension Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	505	546	496
Non-U.S. Pension Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1	3	3
Non-U.S. Pension Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	836	418	169
Non-U.S. Pension Benefits | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	363	397	403
Non-U.S. Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	230	247	218
Non-U.S. Pension Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	209	166	232
Non-U.S. Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1,723	2,005	1,903
Non-U.S. Pension Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	552	607	436
Non-U.S. Pension Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	794	1,022	1,038
Non-U.S. Pension Benefits | Level 1 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	218	235	244
Non-U.S. Pension Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	159	141	185
Non-U.S. Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2,318	1,812	1,414
Non-U.S. Pension Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	1	2
Non-U.S. Pension Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	250	160	118
Non-U.S. Pension Benefits | Level 2 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	52	54	27
Non-U.S. Pension Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	81	84	37
Non-U.S. Pension Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	503	534	494
Non-U.S. Pension Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1	3	3
Non-U.S. Pension Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	836	418	169
Non-U.S. Pension Benefits | Level 2 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	363	397	403
Non-U.S. Pension Benefits | Level 2 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	182	136	114
Non-U.S. Pension Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	50	25	47
Non-U.S. Pension Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	59	132	109
Non-U.S. Pension Benefits | Level 3 | Equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0	0
Non-U.S. Pension Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Global equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Fixed income securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	11	21	5	9
Non-U.S. Pension Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	9	9	3
Non-U.S. Pension Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	2	12	2
Non-U.S. Pension Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Global fixed income
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Non-U.S. Pension Benefits | Level 3 | Real estate
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	48	111	104	97
Non-U.S. Pension Benefits | Level 3 | Other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0	0
Non-U.S. Pension Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	776	822	789	814
Caterpillar Inc. common stock	0	0	1
Other Postretirement Benefits | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	392	388	387
Other Postretirement Benefits | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	159	189	194
Other Postretirement Benefits | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	103	101	70
Other Postretirement Benefits | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	17	17	11
Other Postretirement Benefits | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	30	23	27
Other Postretirement Benefits | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	50	49	33
Other Postretirement Benefits | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	2	2
Other Postretirement Benefits | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	22	53	65
Other Postretirement Benefits | Level 1
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	559	585	599
Other Postretirement Benefits | Level 1 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	392	388	387
Other Postretirement Benefits | Level 1 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	158	189	194
Other Postretirement Benefits | Level 1 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 1 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	9	8	18
Other Postretirement Benefits | Level 2
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	217	237	190
Other Postretirement Benefits | Level 2 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 2 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	1	0	0
Other Postretirement Benefits | Level 2 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	103	101	70
Other Postretirement Benefits | Level 2 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	17	17	11
Other Postretirement Benefits | Level 2 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	30	23	27
Other Postretirement Benefits | Level 2 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	50	49	33
Other Postretirement Benefits | Level 2 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	3	2	2
Other Postretirement Benefits | Level 2 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	13	45	47
Other Postretirement Benefits | Level 3
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. equities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. corporate bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | U.S. governmental agency mortgage-backed securities
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Non-U.S. government bonds
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	0	0	0
Other Postretirement Benefits | Level 3 | Cash, short-term instruments and other
Defined Benefit Plan Disclosure
Total Assets, at Fair Value	$ 0	$ 0	$ 0